Segment Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 1,400	$ 1,318	$ 2,678	$ 2,520	$ 2,517
Total operating income	217	192	368	412	287
Operating Segments
Segment Reporting Information [Line Items]
Revenue			2,678	2,520	2,517
Total operating income			368	412	287
Industrial | Operating Segments
Segment Reporting Information [Line Items]
Revenue	609	562	1,146	1,044	1,051
Total operating income	160	154	308	286	244
Consumer | Operating Segments
Segment Reporting Information [Line Items]
Revenue	608	584	1,172	1,128	1,138
Total operating income	55	36	45	101	50
Software and Advisory | Operating Segments
Segment Reporting Information [Line Items]
Revenue	183	172	360	348	328
Total operating income	$ 2	$ 2	$ 15	$ 25	$ (7)